Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Profit (loss) from continuing operations	$ 1,072	$ (923)
Depreciation and amortization	1,757	1,726
Provision for income taxes from continuing operations	584	205
Asset impairment	0	1,053
Net finance expense	641	719
Income taxes paid	(1,235)	(1,833)
Expenditures on decommissioning and restoration provisions	(106)	(76)
QB variable consideration to IMSA and Codelco	(142)	51
Foreign exchange (gains) losses	41	(146)
Embedded derivatives and other	(155)	(70)
Net change in non-cash working capital items	(978)	(276)
Net cash provided by continuing operating activities	1,479	430
Net cash provided by discontinued operating activities	0	2,360
Net cash from operating activities	1,479	2,790
Investing activities
Expenditures on property, plant and equipment	(1,838)	(2,262)
Capitalized stripping costs	(224)	(373)
Expenditures on investments and other assets	(187)	(68)
Net proceeds from sale of steelmaking coal business	0	9,483
Proceeds from sale of investments and other assets	88	55
Proceeds from interest and dividend income	251	194
Net cash provided by (used in) continuing investing activities	(1,910)	7,029
Net cash used in discontinued investing activities	0	(856)
Net cash used in investing activities	(1,910)	6,173
Financing activities
Proceeds from debt	308	77
Redemption, purchase or repayment of debt	(733)	(2,549)
Repayment of lease liabilities	(112)	(68)
QB advances from SMM/SC	476	652
Sale of minority interest in steelmaking coal business	0	1,675
Interest and finance charges paid	(686)	(863)
Issuance of Class B subordinate voting shares	26	172
Purchase and cancellation of Class B subordinate voting shares	(1,011)	(1,240)
Dividends paid	(246)	(514)
Net contributions from non-controlling interests	157	263
Settlement of other liabilities	(25)	(102)
Net cash used in continuing financing activities	(1,846)	(2,497)
Net cash used in discontinued financing activities	0	(68)
Net cash used in financing activities	(1,846)	(2,565)
Increase (decrease) in cash and cash equivalents	(2,277)	6,398
Effect of exchange rate changes on cash and cash equivalents	(298)	445
Cash and cash equivalents at beginning of year	7,587	744
Cash and cash equivalents at end of year	$ 5,012	$ 7,587